REVENUES (Schedule of Revenues) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total royalties	$ 34,258	$ 19,429	$ 15,782
Total Development and other services	8,247	7,971	5,259
Use of IP rights (William Hill only, see also Note 6A)	6,697	5,662	2,437
Total Revenue	49,202	33,062	23,478
Turnkey contracts [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total royalties	32,252	17,240	13,684
Games [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total royalties	2,006	2,189	2,098
Development and other services from Aspire [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Development and other services	2,430	4,099	3,421
Development and other services from NPI [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Development and other services	4,404	2,914	1,244
Development and other services from Michigan Joint Operation [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Development and other services	$ 1,413	$ 958	$ 594